Note 23 - Current Allowances and Provisions - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sales risks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	$ 6,814	$ 11,396
Translation differences	(28)	(103)
Increase due to business combinations	505
Additional/ reversals provisions	11,880	2,638
Reclassifications
Used	(13,304)	(7,117)
Values at the end of the year	5,867	6,814
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Values at the beginning of the year	17,469	20,934
Translation differences	(570)	(2,205)
Increase due to business combinations	8,000
Additional/ reversals provisions	(3,219)	6,463
Reclassifications	(5,641)	2,406
Used	(4,889)	(10,129)
Values at the end of the year	11,150	17,469
Provision for current liabilities [member]
Statement Line Items [Line Items]
Values at the beginning of the year	24,283	32,330
Translation differences	(598)	(2,308)
Increase due to business combinations	8,505
Additional/ reversals provisions	8,661	9,101
Reclassifications	(5,641)	2,406
Used	(18,193)	(17,246)
Values at the end of the year	$ 17,017	$ 24,283